NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	12 Months Ended
Dec. 31, 2015
NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS [Abstract]
NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS
11.	NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS

Basic net (loss)/income per share (EPS) is the amount of net (loss)/income available to each share of ordinary shares outstanding during the reporting period. Diluted EPS is the amount of net (loss)/income available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares.

The following table details the computation of the basic and diluted net (loss)/income per share:

	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015
Net (loss)/income	(8,342)	(4,497)	43,828
Shares (denominator):		—
Weighted average number of ordinary shares used in computing basic and diluted net (loss)/income per share	100,000,000	100,000,000	100,652,055
Basic and diluted (loss)/income per share	(0.0834)	(0.0450)	0.4354